Gross Carrying Amount, Accumulated Amortization and Net Carrying Amount, in Total and by Major Class of Intangible Assets (Detail) In Millions, unless otherwise specified	Sep. 30, 2014 USD ($)	Sep. 30, 2014 INR	Mar. 31, 2014 INR	Sep. 30, 2014 Branch network USD ($)	Sep. 30, 2014 Branch network INR	Mar. 31, 2014 Branch network INR	Sep. 30, 2014 Customer list USD ($)	Sep. 30, 2014 Customer list INR	Mar. 31, 2014 Customer list INR	Sep. 30, 2014 Core deposit USD ($)	Sep. 30, 2014 Core deposit INR	Mar. 31, 2014 Core deposit INR	Sep. 30, 2014 Favorable leases USD ($)	Sep. 30, 2014 Favorable leases INR	Mar. 31, 2014 Favorable leases INR
Acquired Finite-Lived Intangible Assets [Line Items]
Gross carrying amount		16,002.0	16,002.0		8,335.0	8,335.0		2,710.0	2,710.0		4,414.0	4,414.0		543.0	543.0
Accumulated amortization		15,981.5	15,771.0		8,335.0	8,133.0		2,710.0	2,710.0		4,414.0	4,414.0		522.5	514.0
Net carrying amount	$ 0.3	20.5	231.0	$ 0	0	202.0	$ 0	0	0	$ 0	0	0	$ 0.3	20.5	29.0